Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	(1.90%)	(1.70%)	(6.30%)
Change of valuation allowance	(23.30%)	(24.20%)	(14.90%)
Non-deductible expenses-permanent difference	(0.20%)	(0.20%)	(0.30%)
Effective tax rate	(0.40%)	(1.20%)	3.50%